UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Core Bond Fund
Class A [WABAX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$83	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Western Asset Core Bond Fund returned 7.57%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as yield curve steepened
↑	Issue selection within investment-grade credit
↑	Structured product positioning as spreads generally tightened

Top detractors from performance:
↓	Issue selection within emerging markets.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Bond Fund	PAGE 1	7833-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	7.57	-1.63	1.72
Class A (with sales charge)	3.58	-2.48	1.28
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,870,104,218
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	991
Total Management Fee Paid	$9,129,087
Portfolio Turnover Rate	93%
Western Asset Core Bond Fund	PAGE 2	7833-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Bond Fund	PAGE 3	7833-ATSR-0226

Western Asset Core Bond Fund
Class C [WABCX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$157	1.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Western Asset Core Bond Fund returned 6.69%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as yield curve steepened
↑	Issue selection within investment-grade credit
↑	Structured product positioning as spreads generally tightened

Top detractors from performance:
↓	Issue selection within emerging markets.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Bond Fund	PAGE 1	7832-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	6.69	-2.31	1.00
Class C (with sales charge)	5.69	-2.31	1.00
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,870,104,218
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	991
Total Management Fee Paid	$9,129,087
Portfolio Turnover Rate	93%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Bond Fund	PAGE 2	7832-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Bond Fund	PAGE 3	7832-ATSR-0226

Western Asset Core Bond Fund
Class C1 [LWACX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$147	1.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C1 shares of Western Asset Core Bond Fund returned 6.88%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as yield curve steepened
↑	Issue selection within investment-grade credit
↑	Structured product positioning as spreads generally tightened

Top detractors from performance:
↓	Issue selection within emerging markets.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Bond Fund	PAGE 1	7837-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C1	6.88	-2.12	1.27
Class C1 (with sales charge)	5.88	-2.12	1.27
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,870,104,218
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	991
Total Management Fee Paid	$9,129,087
Portfolio Turnover Rate	93%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Bond Fund	PAGE 2	7837-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Bond Fund	PAGE 3	7837-ATSR-0226

Western Asset Core Bond Fund
Class FI [WAPIX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$81	0.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class FI shares of Western Asset Core Bond Fund returned 7.52%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as yield curve steepened
↑	Issue selection within investment-grade credit
↑	Structured product positioning as spreads generally tightened

Top detractors from performance:
↓	Issue selection within emerging markets.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Bond Fund	PAGE 1	7592-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class FI	7.52	-1.62	1.73
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,870,104,218
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	991
Total Management Fee Paid	$9,129,087
Portfolio Turnover Rate	93%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Bond Fund	PAGE 2	7592-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Bond Fund	PAGE 3	7592-ATSR-0226

Western Asset Core Bond Fund
Class R [WABRX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$116	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Western Asset Core Bond Fund returned 7.14%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as yield curve steepened
↑	Issue selection within investment-grade credit
↑	Structured product positioning as spreads generally tightened

Top detractors from performance:
↓	Issue selection within emerging markets.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Bond Fund	PAGE 1	7831-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	7.14	-1.94	1.40
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,870,104,218
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	991
Total Management Fee Paid	$9,129,087
Portfolio Turnover Rate	93%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Bond Fund	PAGE 2	7831-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Bond Fund	PAGE 3	7831-ATSR-0226

Western Asset Core Bond Fund
Class I [WATFX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$47	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Western Asset Core Bond Fund returned 8.00%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as yield curve steepened
↑	Issue selection within investment-grade credit
↑	Structured product positioning as spreads generally tightened

Top detractors from performance:
↓	Issue selection within emerging markets.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Bond Fund	PAGE 1	7027-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	8.00	-1.26	2.10
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,870,104,218
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	991
Total Management Fee Paid	$9,129,087
Portfolio Turnover Rate	93%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Bond Fund	PAGE 2	7027-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Bond Fund	PAGE 3	7027-ATSR-0226

Western Asset Core Bond Fund
Class IS [WACSX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$44	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IS shares of Western Asset Core Bond Fund returned 7.96%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 7.30% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Yield curve positioning as yield curve steepened
↑	Issue selection within investment-grade credit
↑	Structured product positioning as spreads generally tightened

Top detractors from performance:
↓	Issue selection within emerging markets.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Bond Fund	PAGE 1	7275-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IS	7.96	-1.23	2.13
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,870,104,218
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	991
Total Management Fee Paid	$9,129,087
Portfolio Turnover Rate	93%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Bond Fund	PAGE 2	7275-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Bond Fund	PAGE 3	7275-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $219,051 in December 31, 2024 and $221,242 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2024 and $30,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in December 31, 2024 and $344,935 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Core Bond Fund
Financial Statements and Other Important Information
Annual  | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 31.3%
Communication Services — 4.1%
Diversified Telecommunication Services — 1.4%
AT&T Inc., Senior Notes	2.300%	6/1/27	$2,930,000	$2,864,524
AT&T Inc., Senior Notes	2.250%	2/1/32	2,390,000	2,097,281
AT&T Inc., Senior Notes	2.550%	12/1/33	1,740,000	1,485,556
AT&T Inc., Senior Notes	5.375%	8/15/35	60,000	61,507
AT&T Inc., Senior Notes	5.350%	9/1/40	640,000	630,516
AT&T Inc., Senior Notes	5.550%	8/15/41	980,000	976,380
AT&T Inc., Senior Notes	4.350%	6/15/45	1,300,000	1,073,622
AT&T Inc., Senior Notes	3.500%	9/15/53	1,481,000	991,871
AT&T Inc., Senior Notes	3.550%	9/15/55	871,000	580,410
NTT Finance Corp., Senior Notes	4.620%	7/16/28	600,000	608,077 (a)
NTT Finance Corp., Senior Notes	4.876%	7/16/30	1,840,000	1,874,252 (a)
NTT Finance Corp., Senior Notes	5.171%	7/16/32	3,230,000	3,315,671 (a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	578,000	576,076
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	1,160,000	1,111,492
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	1,718,000	1,691,507
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	2,711,000	2,670,150
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,767,000	1,780,944
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	60,000	42,880
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	1,400,000	1,097,580
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	416,000	333,962
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	545,109
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	50,000	38,242
Total Diversified Telecommunication Services				26,447,609
Entertainment — 0.1%
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,660,000	1,897,524
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	471,000	468,693
Total Entertainment				2,366,217
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Interactive Media & Services — 0.7%
Alphabet Inc., Senior Notes	4.500%	5/15/35	$490,000	$487,648
Alphabet Inc., Senior Notes	4.700%	11/15/35	1,130,000	1,130,719
Alphabet Inc., Senior Notes	5.350%	11/15/45	410,000	407,724
Alphabet Inc., Senior Notes	5.250%	5/15/55	660,000	632,600
Alphabet Inc., Senior Notes	5.450%	11/15/55	410,000	402,489
Alphabet Inc., Senior Notes	5.300%	5/15/65	720,000	677,685
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	3,360,000	3,387,980
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	740,000	746,421
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	860,000	859,181
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	1,140,000	1,107,652
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	960,000	922,107
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	1,880,000	1,794,835
Total Interactive Media & Services				12,557,041
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,716,000	1,707,915
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	3,097,000	3,133,788
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	2,190,000	2,063,757
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	800,000	841,702
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,337,000	1,233,761
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	614,000	578,006
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	$497,000	$424,415
Comcast Corp., Senior Notes	4.250%	10/15/30	4,017,000	4,020,837
Comcast Corp., Senior Notes	3.900%	3/1/38	1,780,000	1,552,591
Comcast Corp., Senior Notes	3.750%	4/1/40	1,780,000	1,468,508
Fox Corp., Senior Notes	5.476%	1/25/39	1,170,000	1,174,317
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,091,000	1,114,660
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	432,038
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	997,347
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,008,000	933,615
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	15,827
Total Media				21,693,084
Wireless Telecommunication Services — 0.7%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,326,234
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	4,180,000	4,111,310
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	4,130,000	3,660,045
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	2,170,000	2,218,990
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	1,090,000	978,287
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	300,000	223,672
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	10,000	6,692
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	930,000	933,007
Total Wireless Telecommunication Services				13,458,237

Total Communication Services				76,522,188
Consumer Discretionary — 2.1%
Automobiles — 0.1%
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,020,000	1,051,431
General Motors Co., Senior Notes	5.600%	10/15/32	790,000	826,635
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	539,000	540,251
Total Automobiles				2,418,317
Broadline Retail — 0.5%
Amazon.com Inc., Senior Notes	4.100%	11/20/30	2,910,000	2,914,048
Amazon.com Inc., Senior Notes	4.350%	3/20/33	680,000	677,983
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Broadline Retail — continued
Amazon.com Inc., Senior Notes	4.650%	11/20/35	$860,000	$856,858
Amazon.com Inc., Senior Notes	3.875%	8/22/37	1,185,000	1,087,505
Prosus NV, Senior Notes	4.027%	8/3/50	5,510,000	3,828,725 (a)
Total Broadline Retail				9,365,119
Hotels, Restaurants & Leisure — 1.3%
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	2,330,000	2,389,425
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	1,950,000	2,037,813
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	530,000	556,157
McDonald’s Corp., Senior Notes	3.600%	7/1/30	30,000	29,456
McDonald’s Corp., Senior Notes	4.200%	4/1/50	2,880,000	2,330,932
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	1,590,000	1,626,004 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	1,370,000	1,408,149 (a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	5,145,000	5,246,423
Sands China Ltd., Senior Notes	2.850%	3/8/29	4,690,000	4,455,688
Sands China Ltd., Senior Notes	4.375%	6/18/30	4,520,000	4,463,939
Total Hotels, Restaurants & Leisure				24,543,986
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	1,370,000	1,296,105
Home Depot Inc., Senior Notes	3.300%	4/15/40	910,000	743,943
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	530,000	536,915
Total Specialty Retail				2,576,963

Total Consumer Discretionary				38,904,385
Consumer Staples — 1.2%
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	1,945,000	1,800,021
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	1,090,000	1,096,441
Food Products — 0.3%
Mars Inc., Senior Notes	3.200%	4/1/30	178,000	171,276 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	390,000	402,134 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	910,000	935,657 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	2,860,000	2,850,963 (a)
Total Food Products				4,360,030
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	390,000	398,117
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — 0.7%
Altria Group Inc., Senior Notes	4.800%	2/14/29	$1,309,000	$1,331,771
Altria Group Inc., Senior Notes	6.875%	11/1/33	2,860,000	3,231,723
Altria Group Inc., Senior Notes	5.800%	2/14/39	505,000	521,059
Altria Group Inc., Senior Notes	5.950%	2/14/49	44,000	44,135
BAT Capital Corp., Senior Notes	3.557%	8/15/27	325,000	322,721
BAT Capital Corp., Senior Notes	2.259%	3/25/28	1,730,000	1,665,246
BAT Capital Corp., Senior Notes	4.540%	8/15/47	837,000	694,989
BAT Capital Corp., Senior Notes	7.081%	8/2/53	280,000	317,774
BAT Capital Corp., Senior Notes	6.250%	8/15/55	610,000	632,678
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	970,000	993,169
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	910,000	943,466
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	1,340,000	1,385,511
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	296,000	265,569
Reynolds American Inc., Senior Notes	6.150%	9/15/43	300,000	308,917
Reynolds American Inc., Senior Notes	5.850%	8/15/45	910,000	898,329
Total Tobacco				13,557,057

Total Consumer Staples				21,211,666
Energy — 4.5%
Oil, Gas & Consumable Fuels — 4.5%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	1,060,000	1,039,727
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	490,000	320,717
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	1,340,000	1,240,614 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	1,760,000	1,542,893 (a)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	1,050,000	1,074,073 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,040,000	1,113,668 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,105,000	1,103,725
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,209,000	1,205,174
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,150,000	2,158,447
Devon Energy Corp., Senior Notes	5.250%	10/15/27	216,000	216,015
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.600%	7/15/41	$810,000	$784,518
Devon Energy Corp., Senior Notes	5.000%	6/15/45	248,000	216,495
Ecopetrol SA, Senior Notes	5.875%	5/28/45	5,355,000	3,988,696
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	1,036,000	1,246,428
Energy Transfer LP, Senior Notes	4.750%	1/15/26	530,000	530,099
Energy Transfer LP, Senior Notes	5.500%	6/1/27	2,090,000	2,124,938
Energy Transfer LP, Senior Notes	3.750%	5/15/30	1,428,000	1,390,245
Energy Transfer LP, Senior Notes	5.550%	5/15/34	1,780,000	1,831,872
Energy Transfer LP, Senior Notes	5.400%	10/1/47	671,000	603,606
Energy Transfer LP, Senior Notes	6.250%	4/15/49	412,000	408,356
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,706,000	1,716,895
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	680,000	688,161
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	2,000,000	2,254,594
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	360,000	433,552
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,320,000	1,163,921
EOG Resources Inc., Senior Notes	3.900%	4/1/35	410,000	381,831
EQT Corp., Senior Notes	7.000%	2/1/30	2,160,000	2,347,078
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	590,000	423,788
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	1,690,000	1,758,372 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	2,460,000	2,527,411 (a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	11,173,000	10,588,606 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	126,700
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	674,512
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,690,000	2,705,075
MPLX LP, Senior Notes	4.800%	2/15/29	574,000	583,283
MPLX LP, Senior Notes	4.500%	4/15/38	388,000	354,015
MPLX LP, Senior Notes	5.200%	3/1/47	740,000	661,761
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	1,830,000	1,816,326
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	$1,417,000	$1,404,787
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	2,109,000	2,041,512
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,960,000	2,242,685
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	576,000	587,583
ONEOK Inc., Senior Notes	5.550%	11/1/26	900,000	910,024
ONEOK Inc., Senior Notes	5.800%	11/1/30	1,220,000	1,286,600
ONEOK Inc., Senior Notes	6.050%	9/1/33	90,000	95,937
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	2,714,000	2,770,392 (a)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	5,477,000	4,042,984 (a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,265,000	1,463,361
Targa Resources Corp., Senior Notes	4.950%	4/15/52	1,210,000	1,034,931
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	1,100,000	1,038,389 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	570,000	546,793
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	930,000	949,670
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,380,000	2,332,700
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	90,000	89,692
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,140,000	1,094,281
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,745,000	1,981,894
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,015,000	1,232,910
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	1,250,000	1,272,667

Total Energy				83,765,979
Financials — 10.1%
Banks — 6.9%
Banco Santander SA, Senior Notes	4.551%	11/6/30	2,600,000	2,603,402
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,305,000	2,224,819
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	5,320,000	4,799,481 (b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	4,840,000	4,511,607 (b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	$650,000	$594,654 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	5,666,000	5,596,553 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	3,904,000	3,884,062 (b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	1,790,000	1,435,453 (b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	1,560,000	1,311,969 (b)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	1,450,000	1,446,891 (b)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	4,240,000	4,250,603
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	6,000	5,931 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	918,000	934,487 (b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	1,720,000	1,629,257 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	3,950,000	4,025,589 (a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	3,824,000	3,915,155 (a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	3,630,000	3,869,780 (a)(b)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	2,290,000	2,324,824 (a)(b)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Citigroup Inc., Senior Notes	8.125%	7/15/39	$1,023,000	$1,312,595
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,717,000	1,549,710
Citigroup Inc., Senior Notes	4.650%	7/23/48	995,000	878,553
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	3,710,000	3,368,175 (b)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	2,294,000	2,274,362 (b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	2,488,000	2,466,206 (b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	2,340,000	2,340,273 (b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	1,280,000	1,295,692 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,862,000	2,881,407
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	456,834
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	1,050,000	1,045,203 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	2,210,000	2,093,577 (a)(b)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	1,580,000	1,578,522 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	490,000	491,140 (a)(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	2,410,000	2,253,697 (b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	741,000	740,202 (b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,503,000	2,504,249 (a)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	$3,510,000	$3,270,572 (b)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	2,460,000	2,220,784 (b)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	1,520,000	1,389,914 (b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	220,000	149,866 (b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	5,541,000	5,599,228 (b)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	1,910,000	1,927,271 (b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,047,000	1,055,103
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	2,110,000	2,183,494 (b)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	2,090,000	2,168,156 (b)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	1,730,000	1,681,296
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	670,000	698,843
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	1,290,000	1,287,101 (b)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	470,000	469,433
Truist Bank, Subordinated Notes (4.632% to 9/17/29 then 5 year Treasury Constant Maturity Rate + 1.150%)	4.632%	9/17/29	1,500,000	1,505,607 (b)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	10,000	10,082 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	1,740,000	1,809,253 (b)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	$1,150,000	$1,227,566 (b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	2,144,000	2,128,741
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	4,160,000	3,958,750 (b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	2,370,000	2,212,705 (b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	1,980,000	1,993,551 (b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	7,750,000	7,087,900 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	3,906,000	3,922,667
Total Banks				128,852,797
Capital Markets — 2.4%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	670,000	730,627 (b)
CI Financial Corp., Senior Notes	7.500%	5/30/29	2,700,000	2,873,352 (a)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	3,495,000	3,483,804
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,341,000	2,566,333
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,236,000	1,121,050
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	4,000,000	3,611,935 (b)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	10,000	7,340 (b)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,660,000	1,651,166 (b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	3,306,000	3,287,746 (b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	$1,525,000	$1,529,480 (b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	4,410,000	4,138,113 (b)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	2,910,000	2,828,389 (b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	1,929,000	1,918,459 (b)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	584,000	587,359 (b)
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	1,530,000	1,517,040 (b)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	1,380,000	1,399,186 (b)
UBS AG, Senior Notes	4.500%	6/26/48	659,000	575,254
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	3,150,000	3,141,223 (a)(b)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	2,170,000	1,947,079 (a)(b)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	1,210,000	1,123,914 (a)(b)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	3,166,000	3,136,923 (a)(b)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	2,490,000	2,510,762 (a)(b)
Total Capital Markets				45,686,534
Consumer Finance — 0.2%
American Express Co., Senior Notes	4.050%	5/3/29	100,000	100,439
Midcap Financial Issuer Trust, Junior Subordinated Notes (1 mo. Term SOFR + 3.750%)	7.430%	1/15/56	2,850,000	2,850,000 (a)(b)(c)(d)
Total Consumer Finance				2,950,439
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	$370,000	$366,635
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	2,960,000	2,920,581
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	2,310,000	2,240,145
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	9,000	9,661
ILFC E-Capital Trust II, Ltd. GTD	6.600%	12/21/65	1,623,000	1,405,696 (a)(b)
Total Financial Services				6,942,718
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	880,000	914,803
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,745,000	1,831,791
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	106,810 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	1,480,000	1,345,653 (a)
Total Insurance				4,199,057

Total Financials				188,631,545
Health Care — 2.2%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/29	710,000	727,580
AbbVie Inc., Senior Notes	3.200%	11/21/29	4,370,000	4,239,083
AbbVie Inc., Senior Notes	5.050%	3/15/34	1,900,000	1,953,241
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	229,531
AbbVie Inc., Senior Notes	4.875%	11/14/48	620,000	565,068
AbbVie Inc., Senior Notes	4.250%	11/21/49	909,000	749,194
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	1,537,000	1,394,360
Total Biotechnology				9,858,057
Health Care Equipment & Supplies — 0.3%
Solventum Corp., Senior Notes	5.400%	3/1/29	830,000	859,806
Solventum Corp., Senior Notes	5.450%	3/13/31	1,970,000	2,057,486
Solventum Corp., Senior Notes	5.600%	3/23/34	600,000	624,528
Solventum Corp., Senior Notes	5.900%	4/30/54	1,442,000	1,449,474
Total Health Care Equipment & Supplies				4,991,294
Health Care Providers & Services — 1.0%
Cigna Group, Senior Notes	4.375%	10/15/28	2,382,000	2,404,119
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Cigna Group, Senior Notes	4.800%	8/15/38	$520,000	$498,267
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	310,623
CVS Health Corp., Senior Notes	4.300%	3/25/28	702,000	704,490
CVS Health Corp., Senior Notes	3.750%	4/1/30	3,930,000	3,838,921
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,660,000	1,458,781
CVS Health Corp., Senior Notes	4.780%	3/25/38	230,000	217,198
CVS Health Corp., Senior Notes	5.125%	7/20/45	1,104,000	999,425
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	762,014	769,820
Elevance Health Inc., Senior Notes	4.100%	5/15/32	1,380,000	1,343,242
Elevance Health Inc., Senior Notes	4.550%	5/15/52	910,000	757,930
Humana Inc., Senior Notes	3.950%	3/15/27	6,000	5,985
Humana Inc., Senior Notes	2.150%	2/3/32	1,240,000	1,075,344
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	1,070,000	976,348
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	950,000	938,247
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	622,206
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	1,020,000	763,824
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,540,000	987,766
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	889,000	639,045
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	6,067
Total Health Care Providers & Services				19,317,648
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	810,000	843,724
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	1,120,000	1,164,681
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	400,000	393,105
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	1,700,000	1,724,112
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,050,000	981,899
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	2,320,000	2,138,298
Total Pharmaceuticals				7,245,819

Total Health Care				41,412,818
Industrials — 1.9%
Aerospace & Defense — 1.3%
Boeing Co., Senior Notes	3.100%	5/1/26	869,000	865,696
Boeing Co., Senior Notes	2.700%	2/1/27	1,958,000	1,930,342
Boeing Co., Senior Notes	3.200%	3/1/29	1,780,000	1,726,340
Boeing Co., Senior Notes	5.150%	5/1/30	793,000	815,090
Boeing Co., Senior Notes	3.250%	2/1/35	1,827,000	1,603,664
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Boeing Co., Senior Notes	3.750%	2/1/50	$700,000	$509,734
General Dynamics Corp., Senior Notes	4.250%	4/1/40	480,000	440,301
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	1,160,000	1,165,566
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,080,000	1,080,263
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	900,000	882,066
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	2,200,000	1,759,540
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	1,022,000	950,591
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	4,000	3,950
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	2,840,000	2,687,579
RTX Corp., Senior Notes	4.125%	11/16/28	750,000	753,171
RTX Corp., Senior Notes	2.250%	7/1/30	2,960,000	2,726,892
RTX Corp., Senior Notes	6.000%	3/15/31	1,890,000	2,036,522
RTX Corp., Senior Notes	4.500%	6/1/42	293,000	265,699
RTX Corp., Senior Notes	3.125%	7/1/50	2,560,000	1,725,266
Total Aerospace & Defense				23,928,272
Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,540,000	1,574,171
Ground Transportation — 0.2%
Union Pacific Corp., Senior Notes	2.400%	2/5/30	810,000	758,845
Union Pacific Corp., Senior Notes	3.839%	3/20/60	1,360,000	984,600
Union Pacific Corp., Senior Notes	3.750%	2/5/70	2,030,000	1,373,687
Total Ground Transportation				3,117,132
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	1,240,000	1,263,538
Siemens Funding BV, Senior Notes	4.900%	5/28/32	680,000	702,361 (a)
Total Industrial Conglomerates				1,965,899
Passenger Airlines — 0.2%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	390,000	392,434 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	3,910,000	3,895,797 (a)
Total Passenger Airlines				4,288,231
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	5.300%	2/1/28	775,000	789,574

Total Industrials				35,663,279
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Information Technology — 2.5%
IT Services — 0.0%††
Mastercard Inc., Senior Notes	3.850%	3/26/50	$580,000	$454,692
Semiconductors & Semiconductor Equipment — 1.9%
Broadcom Inc., Senior Notes	4.150%	11/15/30	612,000	609,721
Broadcom Inc., Senior Notes	3.137%	11/15/35	3,930,000	3,385,855 (a)
Broadcom Inc., Senior Notes	4.800%	2/15/36	850,000	839,067
Broadcom Inc., Senior Notes	3.187%	11/15/36	7,000	5,939 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	25,000	24,686 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	3,180,000	3,327,645 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	1,000,000	1,027,906 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	1,305,000	1,065,768
Micron Technology Inc., Senior Notes	5.300%	1/15/31	2,210,000	2,291,664
Micron Technology Inc., Senior Notes	5.875%	2/9/33	150,000	159,865
Micron Technology Inc., Senior Notes	6.050%	11/1/35	400,000	426,994
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	1,250,000	1,269,906
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	6,981,447
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	15,180,000	13,843,885
Total Semiconductors & Semiconductor Equipment				35,260,348
Software — 0.6%
Oracle Corp., Senior Notes	2.950%	4/1/30	480,000	443,285
Oracle Corp., Senior Notes	4.650%	5/6/30	1,560,000	1,546,874
Oracle Corp., Senior Notes	2.875%	3/25/31	3,230,000	2,903,630
Oracle Corp., Senior Notes	4.800%	9/26/32	80,000	77,256
Oracle Corp., Senior Notes	5.200%	9/26/35	320,000	306,701
Oracle Corp., Senior Notes	5.875%	9/26/45	810,000	731,938
Oracle Corp., Senior Notes	3.600%	4/1/50	420,000	261,912
Oracle Corp., Senior Notes	5.375%	9/27/54	1,420,000	1,149,327
Oracle Corp., Senior Notes	5.950%	9/26/55	720,000	638,393
Synopsys Inc., Senior Notes	4.850%	4/1/30	850,000	868,402
Synopsys Inc., Senior Notes	5.000%	4/1/32	660,000	674,943
Synopsys Inc., Senior Notes	5.150%	4/1/35	560,000	569,357
Synopsys Inc., Senior Notes	5.700%	4/1/55	1,120,000	1,112,219
Total Software				11,284,237

Total Information Technology				46,999,277
Materials — 1.0%
Chemicals — 0.4%
MEGlobal BV, Senior Notes	2.625%	4/28/28	7,870,000	7,564,438 (a)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	$290,000	$296,656
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	650,000	670,666
Total Construction Materials				967,322
Metals & Mining — 0.4%
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	1,628,000	1,714,551
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,404,000	1,448,788
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	650,000	629,734
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	7,000	6,996 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	1,980,000	2,068,830 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	1,030,000	1,064,273 (a)
Total Metals & Mining				6,933,172
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	3,170,000	2,839,650
Suzano Netherlands BV, Senior Notes	5.500%	1/15/36	950,000	942,405
Total Paper & Forest Products				3,782,055

Total Materials				19,246,987
Real Estate — 0.0%††
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	403,000	349,448 (a)

Utilities — 1.7%
Electric Utilities — 1.6%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,180,000	1,965,809 (a)
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	405,000	398,485 (a)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	7,325,000	6,495,113 (a)
Exelon Corp., Senior Notes	5.625%	6/15/35	660,000	691,251
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	5,232,000	5,214,260
Georgia Power Co., Senior Notes	5.200%	3/15/35	1,170,000	1,201,326
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,595,671 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	800,000	799,585 (a)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	1,160,000	1,151,823
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	790,000	795,600 (a)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	$630,000	$649,850 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	2,130,000	2,066,255
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	1,930,000	1,739,382
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	630,426
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,690,000	1,141,789
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	2,180,000	2,168,594 (a)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	1,270,000	968,305
Total Electric Utilities				29,673,524
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	650,000	663,332 (a)
Snam SpA, Senior Notes	5.750%	5/28/35	1,000,000	1,046,368 (a)
Total Gas Utilities				1,709,700
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,690
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,210,000	945,021
Total Multi-Utilities				954,711

Total Utilities				32,337,935
Total Corporate Bonds & Notes (Cost — $601,589,845)				585,045,507
Mortgage-Backed Securities — 28.6%
FHLMC — 7.1%
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	3/1/35	1,400,000	1,398,916
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/40- 4/1/51	42,978,552	36,812,468
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40	9,308,128	7,962,851
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46- 12/1/50	6,783,983	6,389,170
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/50	335,936	304,024
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 1/1/52	41,998,717	36,339,668
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/52- 4/1/53	$2,596,647	$2,609,920
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53- 4/1/54	13,058,488	13,370,247
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53	2,164,288	2,285,118
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/53	4,164,640	4,349,851
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	8,663,999	8,679,463 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32	436	453
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	8/1/33	43,790	44,366
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35	73,311	76,134
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41	527,991	517,490
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	5/1/47- 9/1/48	13,083,612	11,963,108
Total FHLMC				133,103,247
FNMA — 14.6%
Federal National Mortgage Association (FNMA)	7.500%	8/1/26- 4/1/28	3,291	3,322
Federal National Mortgage Association (FNMA)	7.000%	4/1/27- 11/1/38	158,947	166,996
Federal National Mortgage Association (FNMA)	6.000%	12/1/31- 7/1/53	14,151,756	14,708,517
Federal National Mortgage Association (FNMA)	6.500%	2/1/32- 11/1/52	973,084	1,026,222
Federal National Mortgage Association (FNMA)	4.350%	10/1/34	800,000	793,955
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 3/1/52	57,287,129	52,659,109
Federal National Mortgage Association (FNMA)	4.360%	12/1/35	900,000	883,533
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 3/1/52	30,111,310	26,710,491
Federal National Mortgage Association (FNMA)	5.500%	5/1/37- 9/1/56	12,153,567	12,475,473
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	1/1/39- 7/1/53	$17,474,593	$17,730,343
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 2/1/52	40,312,861	33,988,637
Federal National Mortgage Association (FNMA)	1.500%	4/1/41	3,042,708	2,597,246
Federal National Mortgage Association (FNMA)	3.500%	4/1/43- 12/1/51	13,717,707	12,974,539
Federal National Mortgage Association (FNMA)	4.000%	9/1/43- 2/1/56	26,114,266	25,060,983
Federal National Mortgage Association (FNMA)	4.500%	4/1/44- 8/1/58	14,980,660	14,882,260
Federal National Mortgage Association (FNMA)	4.000%	1/1/56	3,500,000	3,320,306 (e)
Federal National Mortgage Association (FNMA)	4.500%	1/1/56	13,100,000	12,790,533 (e)
Federal National Mortgage Association (FNMA)	5.500%	1/1/56	12,500,000	12,676,736 (e)
Federal National Mortgage Association (FNMA)	6.000%	1/1/56	23,300,000	23,926,391 (e)
Federal National Mortgage Association (FNMA)	3.500%	2/1/56	3,200,000	2,948,625 (e)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.827%)	5.908%	11/1/35	76,862	78,393 (b)
Total FNMA				272,402,610
GNMA — 6.9%
Government National Mortgage Association (GNMA)	7.000%	5/15/26- 5/15/32	1,640	1,654
Government National Mortgage Association (GNMA)	6.500%	3/15/28- 8/15/34	660,583	686,658
Government National Mortgage Association (GNMA)	6.000%	12/15/28- 6/15/35	534,886	550,886
Government National Mortgage Association (GNMA)	7.500%	8/15/32	7,715	7,956
Government National Mortgage Association (GNMA)	5.500%	2/15/35- 6/15/36	48,656	50,408
Government National Mortgage Association (GNMA)	5.000%	1/15/40	11,848	12,184
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 10/15/42	3,837,953	3,532,740
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA)	4.000%	3/15/50	$227,043	$216,635
Government National Mortgage Association (GNMA)	3.500%	5/15/50	1,765,081	1,614,796
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 5/20/53	6,277,473	6,316,659
Government National Mortgage Association (GNMA) II	3.500%	9/20/46- 10/20/49	9,854,292	9,082,312
Government National Mortgage Association (GNMA) II	4.000%	2/20/48- 4/20/50	8,283,361	7,853,564
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 6/20/51	13,686,835	12,157,345
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	10,029,670	8,581,133
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	10,197,252	8,321,689
Government National Mortgage Association (GNMA) II	4.500%	8/20/52- 9/20/52	12,100,874	11,841,933
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	10,056,129	10,260,113
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	9,465,015	9,825,072
Government National Mortgage Association (GNMA) II	2.500%	1/1/56	12,300,000	10,611,633 (e)
Government National Mortgage Association (GNMA) II	3.500%	1/1/56	6,000,000	5,461,168 (e)
Government National Mortgage Association (GNMA) II	4.000%	1/1/56	1,900,000	1,795,129 (e)
Government National Mortgage Association (GNMA) II	4.500%	1/1/56	6,700,000	6,527,266 (e)
Government National Mortgage Association (GNMA) II	5.000%	1/1/56	2,700,000	2,694,251 (e)
Government National Mortgage Association (GNMA) II	6.000%	2/1/56	10,700,000	10,897,699 (e)
Total GNMA				128,900,883

Total Mortgage-Backed Securities (Cost — $562,798,248)				534,406,740
Collateralized Mortgage Obligations(f) — 18.2%
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	5.434%	1/15/37	3,574,906	3,596,449 (a)(b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	5.978%	6/17/39	$5,092,924	$5,097,341 (a)(b)
BANK, 2017-BNK5 A4	3.131%	6/15/60	2,693,854	2,663,055
BANK, 2021-BN36 XA, IO	0.870%	9/15/64	42,971,211	1,312,143 (b)
BANK, 2022-BNK44 A5	5.743%	11/15/55	4,280,000	4,557,165 (b)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.067%	4/15/54	21,646,267	928,943 (b)
BX Commercial Mortgage Trust, 2023- XL3 A (1 mo. Term SOFR + 1.761%)	5.512%	12/9/40	1,217,215	1,220,225 (a)(b)
BX Commercial Mortgage Trust, 2025- COPT A (1 mo. Term SOFR + 1.750%)	5.500%	8/15/42	4,090,000	4,104,750 (a)(b)
CIM Trust, 2024-R1 A1	4.750%	6/25/64	4,976,506	4,955,248 (a)(b)
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	4,956,000	4,890,927
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,490,629 (b)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	5,000,000	4,761,225
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	4,430,000	3,817,084 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	2,130,000	2,217,337
CSAIL Commercial Mortgage Trust, 2019-C15 A4	4.053%	3/15/52	5,333,000	5,272,788
CSMC Trust, 2017-RPL1 M1	2.974%	7/25/57	11,111,850	9,649,552 (a)(b)
CSMC Trust, 2019-NQM1 A1	3.656%	10/25/59	867,091	861,598 (a)
CSMC Trust, 2020-FACT A (1 mo. Term SOFR + 1.964%)	5.715%	10/15/37	6,040,000	6,025,714 (a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	6,262,109	5,622,653 (a)(b)
CSMC Trust, 2021-RPL4 A1	4.150%	12/27/60	10,676,103	10,642,881 (a)(b)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	7.695%	9/1/28	17,000,000	11,276,250 (a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	6,065,998	5,571,418 (a)(b)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	5,590,000	5,760,880 (a)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	4.296%	6/25/34	13,758	13,121 (b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	9,023,797	7,947,525 (a)(b)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Extended Stay America Trust, 2025- ESH A (1 mo. Term SOFR + 1.300%)	5.050%	10/15/42	$1,780,000	$1,785,188 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR02 BX, IO	1.666%	8/27/28	10,000,000	364,465 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR07 AX, IO	2.468%	9/27/28	9,000,000	481,104 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020-ML07 XUS, IO	2.001%	10/25/36	16,276,959	1,990,184 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K062 X1, IO	0.270%	12/25/26	239,648,520	614,674 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	0.937%	5/25/29	18,457,352	489,441 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K121 X1, IO	1.014%	10/25/30	1,450,707	56,535 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1511 X1, IO	0.773%	3/25/34	3,478,667	155,999 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.202%	6/25/27	6,983,462	61,989 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	916,130	944,727
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	181,498	184,488
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	2.392%	12/15/41	149,726	16,273 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.952%	8/15/39	292,923	22,855 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	1,479,077	244,630
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	12,702,561	1,860,529
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	$10,993,614	$2,185,057
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	1,811,712	372,822
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	3,530,450	752,653
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	16,831,269	2,890,176
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.174%	12/25/54	1,883,415	1,895,359 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.174%	12/25/54	1,804,516	1,815,803 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.924%	1/25/34	1,315,000	1,397,939 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.274%	10/25/41	3,867,989	3,937,530 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	6.774%	4/25/42	8,635,625	8,855,015 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	5,677,193	4,828,940
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	20,066	359
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	2.002%	8/15/44	158,078	16,592 (b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	3,897,771	976,042
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	424,438	112,976
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	2,641,541	289,698
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal National Mortgage Association (FNMA) — CAS, 2022- R04 1M2 (30 Day Average SOFR + 3.100%)	6.974%	3/25/42	$5,755,000	$5,897,376 (a)(b)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,560,093
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,257,626	1,128,502
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.472%	12/25/33	28,828,079	1,801,279 (b)
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,312,135	1,292,555
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	2.491%	4/25/40	207,469	20,906 (b)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	314,145	326,884
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	283,209	299,661
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	13,856	12,748
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	27,712	25,488
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	6,032,361	5,586,506
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	2.161%	12/25/42	211,982	25,197 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	666,158	112,756
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	2.161%	6/25/43	$699,846	$77,746 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.961%	12/25/43	1,515,163	164,362 (b)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,578,461	1,383,324
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	1,275,685	248,406
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	1,864,677	405,013
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	5,096,939	4,261,482
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	2,498,435	438,683
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	10,590,155	1,425,773
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	511,585	90,401
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	20,819,699	2,671,749
Federal National Mortgage Association (FNMA) STRIPS, 429 C10, IO	1.500%	4/25/37	25,256,248	1,377,098
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	339,192,404	1,056,516 (a)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	3,932,514	4,040,246 (a)(b)
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. Term SOFR + 6.436%)	2.702%	6/20/40	693,819	67,067 (b)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	2.351%	10/16/42	$317,824	$31,569 (b)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.064%	10/16/48	19,155,344	34,826 (b)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.566%	11/16/47	6,521,101	132,307 (b)
Government National Mortgage Association (GNMA), 2013-107 AD	2.779%	11/16/47	2,427,430	2,241,259 (b)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	63,884	62,111 (b)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.165%	2/16/48	512,361	2,061 (b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.587%	9/16/55	2,702,331	62,345 (b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	865	3
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.365%	8/16/54	4,138,882	31,590 (b)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.200%	4/16/55	9,068,283	62,386 (b)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	5,099,557	990,795
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	2.251%	10/16/46	1,619,308	208,998 (b)
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.767%	8/15/58	10,458,554	397,477 (b)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.542%	12/16/58	23,963,758	659,566 (b)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.443%	8/16/58	4,640,643	84,168 (b)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.647%	2/16/57	5,124,220	179,705 (b)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.496%	7/16/58	1,734,714	40,625 (b)
Government National Mortgage Association (GNMA), 2017-50 IO, IO	0.588%	1/16/57	11,219,757	365,629 (b)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.516%	11/16/56	26,506,382	718,705 (b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.527%	2/16/59	$3,791,691	$113,193 (b)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	937,511	169,408
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.485%	4/16/57	3,938,437	93,900 (b)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.520%	12/16/59	12,107,831	392,360 (b)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.652%	9/16/59	9,512,059	351,345 (b)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.618%	3/16/60	1,203,162	45,474 (b)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	2.259%	5/20/67	6,560,791	217,417 (b)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.662%	11/20/67	161,788	5,143 (b)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	935,523	842,437
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	4.564%	7/20/70	1,185,047	1,182,125 (b)
Government National Mortgage Association (GNMA), 2021-2 AH	1.500%	6/16/63	803,044	599,359
Government National Mortgage Association (GNMA), 2021-9 MI, IO	2.500%	1/20/51	26,529,453	3,891,966
Government National Mortgage Association (GNMA), 2021-45 IO, IO	0.814%	4/16/63	6,779,123	413,499 (b)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.877%	10/16/62	13,403,464	846,134 (b)
Government National Mortgage Association (GNMA), 2021-84 ED	1.000%	7/16/60	1,060,008	752,445
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	5,491,835	514,523
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	4,189,913	3,472,671
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.969%	10/16/61	2,685,221	197,033 (b)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	11,308,218
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	$3,375,909	$624,894
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	18,578,793	14,165,802
Government National Mortgage Association (GNMA), 2024-151 KS, IO (-1.000 x 30 Day Average SOFR + 6.050%)	2.132%	9/20/54	1,742,238	158,788 (b)
Government National Mortgage Association (GNMA), 2025-55 SD, IO (-1.000 x 30 Day Average SOFR + 5.950%)	2.032%	3/20/55	12,301,857	1,079,812 (b)
Government National Mortgage Association (GNMA), 2025-95 SB, IO (-1.000 x 30 Day Average SOFR + 5.800%)	1.882%	5/20/55	13,901,178	1,144,820 (b)
Government National Mortgage Association (GNMA), 2025-108 SC, IO (-1.000 x 30 Day Average SOFR + 5.880%)	1.962%	6/20/55	12,102,215	1,039,158 (b)
Government National Mortgage Association (GNMA), 2025-114 WS, IO (-1.000 x 30 Day Average SOFR + 5.150%)	1.232%	7/20/55	9,874,742	458,467 (b)
Government National Mortgage Association (GNMA), 2025-141 SE, IO (-1.000 x 30 Day Average SOFR + 5.850%)	1.932%	8/20/55	9,829,932	875,783 (b)
Government National Mortgage Association (GNMA), 2025-159 GS, IO (-1.000 x 30 Day Average SOFR + 6.570%)	2.652%	9/20/55	11,183,409	1,265,409 (b)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	5.598%	9/15/31	4,290,456	3,352,992 (a)(b)
GS Mortgage Securities Trust, 2017- GS8 A4	3.469%	11/10/50	4,100,000	4,048,109
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.983%	9/25/35	10,017	8,130 (b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	7.443%	5/15/28	1,631,430	1,354,796 (a)(b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	5.181%	2/17/39	$1,685,208	$1,687,662 (a)(b)
Legacy Mortgage Asset Trust, 2021- GS1 A1	5.892%	10/25/66	11,185,923	11,197,210 (a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	4.196%	5/25/35	289,137	136,754 (a)(b)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	5.782%	12/25/35	9,696	4,220 (b)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	0.991%	3/15/52	37,940,626	984,134 (b)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.550%	7/25/35	199,539	178,747 (b)
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	74,091	64,484 (a)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	4,378,552	4,295,283 (a)(b)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	5,200,926	5,043,719 (a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	6,863,063	6,214,771 (a)(b)
New Residential Mortgage Loan Trust, 2022-NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	6,131,344	5,846,952 (a)
NJ Trust, 2023-GSP A	6.481%	1/6/29	3,030,000	3,179,477 (a)(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	38,439	18,428
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	4,821,181	4,373,710 (a)(b)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	5.610%	9/17/39	2,311,100	2,317,949 (a)(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	7,791,640	6,668,358 (a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	6.762%	1/15/27	3,750,000	2,527,522 (a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	4.751%	1/15/39	4,610,000	4,611,158 (a)(b)
Soho Trust, 2021-SOHO A	2.697%	8/10/38	6,000,000	4,966,077 (a)(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.334%	11/15/38	1,395,926	1,398,817 (a)(b)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,361,055 (b)
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	$2,090,000	$1,720,105 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	4.482%	9/25/36	47,950	45,310 (b)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	2,160,000	2,115,057
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.492%	8/15/54	95,462,835	5,726,014 (b)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	6,705,284 (a)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	2,000,000	2,071,362

Total Collateralized Mortgage Obligations (Cost — $363,871,236)				339,406,114
U.S. Government & Agency Obligations — 13.6%
U.S. Government Agencies — 0.6%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	10,000,000	11,280,178
U.S. Government Obligations — 13.0%
U.S. Treasury Bonds	4.500%	8/15/39	117,000,000	117,255,938
U.S. Treasury Bonds	4.875%	8/15/45	3,720,000	3,757,200
U.S. Treasury Bonds	3.375%	11/15/48	83,170,000	65,827,756 (g)(h)
U.S. Treasury Bonds	4.750%	5/15/55	240,000	235,894
U.S. Treasury Bonds	4.750%	8/15/55	2,570,000	2,527,434
U.S. Treasury Notes	4.625%	5/31/31	17,000,000	17,697,930
U.S. Treasury Notes	3.750%	10/31/32	710,000	702,234
U.S. Treasury Notes	3.750%	11/30/32	430,000	425,095
U.S. Treasury Notes	4.250%	11/15/34	10,800,000	10,915,805
U.S. Treasury Notes	4.250%	5/15/35	22,780,000	22,973,986
U.S. Treasury Notes	4.000%	11/15/35	1,390,000	1,370,127
Total U.S. Government Obligations				243,689,399

Total U.S. Government & Agency Obligations (Cost — $252,991,477)				254,969,577
Asset-Backed Securities — 9.7%
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	2,930,000	2,930,000 (a)(b)
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	5.384%	4/19/37	5,145,000	5,163,293 (a)(b)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.254%	4/20/38	3,110,000	3,109,196 (a)(b)
Apidos CLO Ltd., 2021-35A A (3 mo. Term SOFR + 1.312%)	5.196%	4/20/34	4,300,000	4,308,422 (a)(b)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Apidos Loan Fund Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.250%)	5.377%	10/25/38	$5,750,000	$5,757,377 (a)(b)
Balboa Bay Loan Funding Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.250%)	4.981%	1/20/39	2,590,000	2,590,648 (a)(b)
Bayfront Iabs Pte Ltd., 7A A (SOFR + 1.280%)	5.150%	4/11/48	3,040,000	3,041,754 (a)(b)
Bayswater Park CLO Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.210%)	4.944%	1/20/39	2,980,000	2,980,000 (a)(b)
Bayview Opportunity Master Fund LLC, 2024-EDU1 A (30 Day Average SOFR + 1.450%)	5.324%	6/25/47	5,599,218	5,660,595 (a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	5.646%	1/15/35	7,360,000	7,365,312 (a)(b)
Blackbird Capital II Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	4,346,128	4,131,535 (a)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	5.055%	4/15/35	3,270,000	3,270,584 (a)(b)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.274%	10/20/37	9,890,000	9,921,673 (a)(b)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	3,132,963	3,109,384 (a)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	5.216%	4/20/34	2,370,000	2,370,000 (a)(b)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	5.246%	12/28/48	4,126,502	4,143,211 (a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	2,203,857	2,080,291 (a)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	2.991%	2/3/29	175	136 (a)(b)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	4,029,546	3,761,445 (a)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	5.404%	4/20/37	5,890,000	5,905,158 (a)(b)
Empower CLO Ltd., 2023-2A AR (3 mo. Term SOFR + 1.320%)	5.225%	10/15/38	750,000	752,308 (a)(b)
Empower CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.600%)	5.458%	4/25/37	3,000,000	3,015,395 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	244,539	240,747
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Fortress Credit BSL Ltd., 2025-1A A (3 mo. Term SOFR + 1.270%)	5.154%	4/20/38	$3,250,000	$3,251,631 (a)(b)
Galaxy CLO Ltd., 2025-36A A1 (3 mo. Term SOFR + 1.230%)	5.008%	10/15/38	3,640,000	3,640,485 (a)(b)
Goodgreen Trust, 2017-2A A	3.260%	10/15/53	490,295	448,564 (a)
Harbor Park CLO Ltd., 2018-1A BR2 (3 mo. Term SOFR + 1.400%)	5.284%	1/20/31	2,610,000	2,614,182 (a)(b)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	6,687,750	6,478,268 (a)
JGWPT LLC, 2015-1A B	4.250%	9/17/74	859,135	758,582 (a)
Kings Park CLO Ltd., 2021-1A A1R (3 mo. Term SOFR + 1.200%)	4.935%	1/21/39	3,290,000	3,290,003 (a)(b)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	6,308,714	5,351,971 (a)
M&T Equipment Notes, 2024-1A A4	4.940%	8/18/31	6,360,000	6,496,117 (a)
Magnetite Ltd., 2020-27A ARR (3 mo. Term SOFR + 1.230%)	5.164%	10/20/38	3,940,000	3,942,290 (a)(b)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	5.655%	7/15/37	2,970,000	2,978,513 (a)(b)
MAPS Trust, 2021-1A A	2.521%	6/15/46	2,505,427	2,402,833 (a)
Market Street CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.330%)	5.214%	3/20/38	4,080,000	4,091,765 (a)(b)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	2,438,607	2,371,391 (a)
Oaktree CLO Ltd., 2024-25A A (3 mo. Term SOFR + 1.550%)	5.434%	4/20/37	4,710,000	4,724,076 (a)(b)
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.810%	7/20/38	5,370,000	5,379,037 (a)(b)
Owl Rock CLO Ltd., 2020-3A AR (3 mo. Term SOFR + 1.850%)	5.734%	4/20/36	7,110,000	7,119,921 (a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.342%)	5.226%	7/20/34	8,350,000	8,369,087 (a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	8.615%	10/15/41	4,911,229	5,167,889 (a)(b)
SMB Private Education Loan Trust, 2020-PTA B	2.500%	9/15/54	10,000,000	9,002,254 (a)
Textainer Marine Containers Ltd., 2024-1A A	5.250%	8/20/49	4,391,667	4,421,072 (a)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	4,418,600	4,364,125 (a)

Total Asset-Backed Securities (Cost — $185,090,818)				182,272,520
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount	Value

U.S. Treasury Inflation Protected Securities — 1.3%
U.S. Treasury Notes, Inflation Indexed		1.875%	7/15/34	$10,376,700	$10,422,017
U.S. Treasury Notes, Inflation Indexed		2.125%	1/15/35	13,412,620	13,654,115

Total U.S. Treasury Inflation Protected Securities (Cost — $23,912,545)					24,076,132
Sovereign Bonds — 0.7%
Chile — 0.1%
Chile Government International Bond, Senior Notes		2.750%	1/31/27	1,700,000	1,675,877
Mexico — 0.1%
Eagle Funding Luxco Sarl, Senior Notes		5.500%	8/17/30	2,760,000	2,814,758 (a)
Peru — 0.4%
Peruvian Government International Bond, Senior Notes		5.500%	3/30/36	5,030,000	5,136,133
Peruvian Government International Bond, Senior Notes		3.300%	3/11/41	2,250,000	1,742,850
Peruvian Government International Bond, Senior Notes		2.780%	12/1/60	10,000	5,454
Total Peru					6,884,437
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes		7.625%	3/21/36	1,730,000	2,097,020

Total Sovereign Bonds (Cost — $13,273,551)					13,472,092
		Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.750 (Cost — $1,166,543)		6/12/26	1,330	$3,325,000	432,250
	Counterparty
OTC Purchased Options — 0.1%
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	319,320,000	319,320,000	843,783
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount	Value
OTC Purchased Options — continued
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	16,840,000	$16,840,000	$44,499

Total OTC Purchased Options (Cost — $1,372,031)					888,282

Total Purchased Options (Cost — $2,538,574)					1,320,532
Total Investments before Short-Term Investments (Cost — $2,006,066,294)					1,934,969,214
		Rate		Shares
Short-Term Investments — 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $5,570,812)		3.739%		5,570,812	5,570,812 (i)(j)
Total Investments — 103.8% (Cost — $2,011,637,106)					1,940,540,026
Liabilities in Excess of Other Assets — (3.8)%					(70,435,808)
Total Net Assets — 100.0%					$1,870,104,218

See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2025, the Fund held TBA securities with a total cost of $93,634,652.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated
Companies was $5,570,812 and the cost was $5,570,812 (Note 8).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
bps	—	basis points (100 basis points = 1.00%)
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
At December 31, 2025, the Fund had the following open written options contracts:

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Interest rate swaption, Call, 345.000bps payments paid annually, Daily SOFR Compound received annually, maturing on 9/29/36 (Premiums received — $1,266,754)	Goldman Sachs Group Inc.	9/25/26	345.000 bps	74,690,000	74,690,000	$(625,197)

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
3-Month SOFR	814	6/26	$196,399,559	$196,346,975	$(52,584)
U.S. Treasury 5-Year Notes	3,939	3/26	430,580,967	430,551,174	(29,793)
U.S. Treasury 10-Year Notes	1	3/26	112,564	112,437	(127)
U.S. Treasury Long-Term Bonds	150	3/26	17,348,697	17,339,062	(9,635)
Net unrealized depreciation on open futures contracts					$(92,139)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At December 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$41,670,000	11/21/30	2.452%*	CPURNSA*	$(148,011)	$—	$(148,011)
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Bond Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$164,116,000	8/31/32	3.420% annually	Daily SOFR Compound annually	$1,589,764	$399,095	$1,190,669
Total	$205,786,000				$1,441,753	$399,095	$1,042,658

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A. (PrimeX.FRM.1), 4.420%, due 7/25/36	$187,748	7/25/36	4.420% monthly	$18,795	$7,188	$11,607(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.45 Index	$141,999,000	12/20/30	1.000% quarterly	$3,215,388	$3,118,705	$96,683

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
*	One time payment made at termination date.
(a)	Swap contract is valued using significant unobservable inputs (Note 1).
(b)	Swap contract is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

 Western Asset Core Bond Fund
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	3.870%
CPURNSA	3.241%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $2,006,066,294)	$1,934,969,214
Investments in affiliated securities, at value (Cost — $5,570,812)	5,570,812
Cash	20,240,162
Receivable for sales of TBA securities	52,284,010
Interest receivable	14,574,172
Deposits with brokers for centrally cleared swap contracts	5,282,787
Receivable for Fund shares sold	1,056,542
Principal paydown receivable	59,820
Dividends receivable from affiliated investments	30,291
OTC swaps, at value (premiums paid — $7,188)	18,795
Deposits with brokers for open futures contracts and exchange-traded options	5,045
Receivable for open OTC swap contracts	645
Other assets	1,487
Prepaid expenses	50,750
Total Assets	2,034,144,532
Liabilities:
Payable for purchases of TBA securities	145,873,586
Payable for Fund shares repurchased	6,013,838
Payable to brokers — net variation margin on centrally cleared swap contracts	4,885,145
Payable for securities purchased	2,850,000
Investment management fee payable	1,597,149
Distributions payable	861,688
Written options, at value (premiums received — $1,266,754)	625,197
Payable to brokers — net variation margin on open futures contracts	514,977
Service and/or distribution fees payable	111,978
Directors’ fees payable	1,288
Accrued expenses	705,468
Total Liabilities	164,040,314
Total Net Assets	$1,870,104,218
Net Assets:
Par value (Note 7)	$174,141
Paid-in capital in excess of par value	5,404,716,673
Total distributable earnings (loss)	(3,534,786,596)
Total Net Assets	$1,870,104,218
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

Net Assets:
Class A	$414,325,306
Class C	$17,400,959
Class C1	$8,159
Class FI	$19,385,338
Class R	$9,863,434
Class I	$916,864,802
Class IS	$492,256,220
Shares Outstanding:
Class A	38,595,178
Class C	1,620,165
Class C1	762
Class FI	1,804,869
Class R	918,120
Class I	85,424,249
Class IS	45,777,976
Net Asset Value:
Class A (and redemption price)	$10.74
Class C*	$10.74
Class C1*	$10.71
Class FI (and redemption price)	$10.74
Class R (and redemption price)	$10.74
Class I (and redemption price)	$10.73
Class IS (and redemption price)	$10.75
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$11.16

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Statement of Operations
For the Year Ended December 31, 2025

Investment Income:
Interest	$106,013,121
Dividends from affiliated investments	1,822,053
Total Investment Income	107,835,174
Expenses:
Investment management fee (Note 2)	9,677,749
Service and/or distribution fees (Notes 2 and 5)	1,473,177
Transfer agent fees (Notes 2 and 5)	611,026
Fees recaptured by investment manager (Note 2)	405,350
Registration fees	237,170
Audit and tax fees	83,693
Fund accounting fees	82,479
Insurance	46,993
Legal fees	36,698
Custody fees	22,913
Directors’ fees	11,793
Commitment fees (Note 9)	4,483
Miscellaneous expenses	55,847
Total Expenses	12,749,371
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(548,662)
Net Expenses	12,200,709
Net Investment Income	95,634,465
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(129,914,845)
Futures contracts	12,793,076
Written options	(78,350)
Swap contracts	(3,228,757)
Net Realized Loss	(120,428,876)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	196,683,159
Futures contracts	5,539,761
Written options	641,557
Swap contracts	(2,085,985)
Change in Net Unrealized Appreciation (Depreciation)	200,778,492
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	80,349,616
Increase in Net Assets From Operations	$175,984,081
See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$95,634,465	$456,100,855
Net realized loss	(120,428,876)	(777,741,342)
Change in net unrealized appreciation (depreciation)	200,778,492	598,645,943
Increase in Net Assets From Operations	175,984,081	277,005,456
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(94,978,691)	(459,160,083)
Decrease in Net Assets From Distributions to Shareholders	(94,978,691)	(459,160,083)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	310,237,413	3,235,798,791
Reinvestment of distributions	79,730,576	406,266,753
Cost of shares repurchased	(1,966,540,201)	(14,601,031,887)
Decrease in Net Assets From Fund Share Transactions	(1,576,572,212)	(10,958,966,343)
Decrease in Net Assets	(1,495,566,822)	(11,141,120,970)
Net Assets:
Beginning of year	3,365,671,040	14,506,792,010
End of year	$1,870,104,218	$3,365,671,040
See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.37	$10.78	$10.58	$13.09	$13.65
Income (loss) from operations:
Net investment income	0.41	0.41	0.37	0.25	0.15
Net realized and unrealized gain (loss)	0.36	(0.37)	0.19	(2.50)	(0.45)
Total income (loss) from operations	0.77	0.04	0.56	(2.25)	(0.30)
Less distributions from:
Net investment income	(0.40)	(0.45)	(0.36)	(0.26)	(0.22)
Net realized gains	—	—	—	—	(0.04)
Total distributions	(0.40)	(0.45)	(0.36)	(0.26)	(0.26)
Net asset value, end of year	$10.74	$10.37	$10.78	$10.58	$13.09
Total return[2]	7.57%	0.26%	5.53%	(17.24)%	(2.20)%
Net assets, end of year (millions)	$414	$569	$645	$579	$731
Ratios to average net assets:
Gross expenses	0.82%	0.82%	0.82%[3]	0.83%	0.82%
Net expenses[4,5]	0.80	0.81	0.82 [3]	0.82	0.82
Net investment income	3.85	3.88	3.50	2.19	1.16
Portfolio turnover rate[6]	93%	85%	110%	72%	109%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 56%, 51%, 68%, 64% and 72%.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.37	$10.79	$10.58	$13.09	$13.65
Income (loss) from operations:
Net investment income	0.33	0.34	0.29	0.17	0.06
Net realized and unrealized gain (loss)	0.37	(0.39)	0.21	(2.49)	(0.45)
Total income (loss) from operations	0.70	(0.05)	0.50	(2.32)	(0.39)
Less distributions from:
Net investment income	(0.33)	(0.37)	(0.29)	(0.19)	(0.13)
Net realized gains	—	—	—	—	(0.04)
Total distributions	(0.33)	(0.37)	(0.29)	(0.19)	(0.17)
Net asset value, end of year	$10.74	$10.37	$10.79	$10.58	$13.09
Total return[2]	6.69%	(0.34)%	4.70%	(17.73)%	(2.88)%
Net assets, end of year (000s)	$17,401	$24,208	$33,830	$45,614	$83,677
Ratios to average net assets:
Gross expenses	1.54%	1.52%	1.51%	1.51%	1.52%
Net expenses[3,4]	1.52	1.51	1.51	1.51	1.52
Net investment income	3.12	3.17	2.77	1.44	0.46
Portfolio turnover rate[5]	93%	85%	110%	72%	109%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 56%, 51%, 68%, 64% and 72%.

See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C1 Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.34	$10.81	$10.60	$13.12	$13.66
Income (loss) from operations:
Net investment income	0.34	0.34	0.31	0.19	0.09
Net realized and unrealized gain (loss)	0.36	(0.37)	0.21	(2.50)	(0.43)
Total income (loss) from operations	0.70	(0.03)	0.52	(2.31)	(0.34)
Less distributions from:
Net investment income	(0.33)	(0.44)	(0.31)	(0.21)	(0.16)
Net realized gains	—	—	—	—	(0.04)
Total distributions	(0.33)	(0.44)	(0.31)	(0.21)	(0.20)
Net asset value, end of year	$10.71	$10.34	$10.81	$10.60	$13.12
Total return[2]	6.88%	(0.27)%	4.88%	(17.58)%	(2.48)%
Net assets, end of year (000s)	$8	$8	$164	$373	$658
Ratios to average net assets:
Gross expenses	2.88%	1.92%	1.35%	1.29%	1.26%
Net expenses[3,4]	1.42	1.42	1.35	1.29	1.25
Net investment income	3.22	3.12	2.87	1.66	0.69
Portfolio turnover rate[5]	93%	85%	110%	72%	109%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 56%, 51%, 68%, 64% and 72%.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class FI Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.38	$10.79	$10.59	$13.10	$13.66
Income (loss) from operations:
Net investment income	0.41	0.41	0.37	0.25	0.16
Net realized and unrealized gain (loss)	0.36	(0.37)	0.19	(2.50)	(0.46)
Total income (loss) from operations	0.77	0.04	0.56	(2.25)	(0.30)
Less distributions from:
Net investment income	(0.41)	(0.45)	(0.36)	(0.26)	(0.22)
Net realized gains	—	—	—	—	(0.04)
Total distributions	(0.41)	(0.45)	(0.36)	(0.26)	(0.26)
Net asset value, end of year	$10.74	$10.38	$10.79	$10.59	$13.10
Total return[2]	7.52%	0.37%	5.44%	(17.22)%	(2.18)%
Net assets, end of year (000s)	$19,385	$25,147	$89,169	$126,458	$198,853
Ratios to average net assets:
Gross expenses	0.80%	0.80%	0.80%	0.81%	0.80%
Net expenses[3,4]	0.78	0.79	0.80	0.81	0.80
Net investment income	3.87	3.87	3.47	2.16	1.18
Portfolio turnover rate[5]	93%	85%	110%	72%	109%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 56%, 51%, 68%, 64% and 72%.

See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.38	$10.79	$10.59	$13.10	$13.66
Income (loss) from operations:
Net investment income	0.37	0.38	0.34	0.21	0.11
Net realized and unrealized gain (loss)	0.36	(0.37)	0.19	(2.49)	(0.45)
Total income (loss) from operations	0.73	0.01	0.53	(2.28)	(0.34)
Less distributions from:
Net investment income	(0.37)	(0.42)	(0.33)	(0.23)	(0.18)
Net realized gains	—	—	—	—	(0.04)
Total distributions	(0.37)	(0.42)	(0.33)	(0.23)	(0.22)
Net asset value, end of year	$10.74	$10.38	$10.79	$10.59	$13.10
Total return[2]	7.14%	0.06%	5.11%	(17.47)%	(2.50)%
Net assets, end of year (000s)	$9,863	$13,213	$24,209	$23,893	$35,216
Ratios to average net assets:
Gross expenses	1.14%	1.12%	1.12%	1.14%	1.15%
Net expenses[3,4]	1.12	1.11	1.12	1.13	1.14
Net investment income	3.52	3.57	3.19	1.85	0.84
Portfolio turnover rate[5]	93%	85%	110%	72%	109%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 56%, 51%, 68%, 64% and 72%.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.37	$10.79	$10.58	$13.09	$13.65
Income (loss) from operations:
Net investment income	0.44	0.45	0.41	0.29	0.20
Net realized and unrealized gain (loss)	0.37	(0.38)	0.20	(2.49)	(0.45)
Total income (loss) from operations	0.81	0.07	0.61	(2.20)	(0.25)
Less distributions from:
Net investment income	(0.45)	(0.49)	(0.40)	(0.31)	(0.27)
Net realized gains	—	—	—	—	(0.04)
Total distributions	(0.45)	(0.49)	(0.40)	(0.31)	(0.31)
Net asset value, end of year	$10.73	$10.37	$10.79	$10.58	$13.09
Total return[2]	8.00%	0.62%	5.91%	(16.93)%	(1.84)%
Net assets, end of year (millions)	$917	$1,593	$10,041	$8,889	$13,094
Ratios to average net assets:
Gross expenses	0.47%[3]	0.56%	0.53%	0.54%	0.53%
Net expenses[4,5]	0.45 [3]	0.45	0.45	0.45	0.45
Net investment income	4.19	4.22	3.87	2.53	1.53
Portfolio turnover rate[6]	93%	85%	110%	72%	109%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 56%, 51%, 68%, 64% and 72%.

See Notes to Financial Statements.
Western Asset Core Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.39	$10.80	$10.60	$13.11	$13.67
Income (loss) from operations:
Net investment income	0.45	0.45	0.41	0.29	0.21
Net realized and unrealized gain (loss)	0.35	(0.37)	0.19	(2.49)	(0.46)
Total income (loss) from operations	0.80	0.08	0.60	(2.20)	(0.25)
Less distributions from:
Net investment income	(0.44)	(0.49)	(0.40)	(0.31)	(0.27)
Net realized gains	—	—	—	—	(0.04)
Total distributions	(0.44)	(0.49)	(0.40)	(0.31)	(0.31)
Net asset value, end of year	$10.75	$10.39	$10.80	$10.60	$13.11
Total return[2]	7.96%	0.75%	5.84%	(16.87)%	(1.80)%
Net assets, end of year (millions)	$492	$1,141	$3,673	$4,486	$6,830
Ratios to average net assets:
Gross expenses	0.44%	0.43%	0.42%	0.42%[3]	0.42%[3]
Net expenses[4,5]	0.42	0.42	0.41	0.42 [3]	0.42 [3]
Net investment income	4.21	4.25	3.87	2.56	1.56
Portfolio turnover rate[6]	93%	85%	110%	72%	109%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 56%, 51%, 68%, 64% and 72%.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Western Asset Core Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Bond Fund 2025 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$585,045,507	—	$585,045,507
Mortgage-Backed Securities	—	534,406,740	—	534,406,740
Collateralized Mortgage Obligations	—	339,406,114	—	339,406,114
U.S. Government & Agency Obligations	—	254,969,577	—	254,969,577
Asset-Backed Securities	—	182,272,520	—	182,272,520
U.S. Treasury Inflation Protected Securities	—	24,076,132	—	24,076,132
Sovereign Bonds	—	13,472,092	—	13,472,092
Purchased Options:
Exchange-Traded Purchased Options	$432,250	—	—	432,250
OTC Purchased Options	—	888,282	—	888,282
Total Long-Term Investments	432,250	1,934,536,964	—	1,934,969,214
Short-Term Investments†	5,570,812	—	—	5,570,812
Total Investments	$6,003,062	$1,934,536,964	—	$1,940,540,026
Western Asset Core Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Centrally Cleared Interest Rate Swaps††	—	$1,190,669	—	$1,190,669
OTC Credit Default Swaps on Credit Indices — Sell Protection‡	—	—	$18,795	18,795
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	96,683	—	96,683
Total Other Financial Instruments	—	$1,287,352	$18,795	$1,306,147
Total	$6,003,062	$1,935,824,316	$18,795	$1,941,846,173
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$625,197	—	$625,197
Futures Contracts††	$92,139	—	—	92,139
Centrally Cleared Interest Rate Swaps††	—	148,011	—	148,011
Total	$92,139	$773,208	—	$865,347

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium

Western Asset Core Bond Fund 2025 Annual Report

received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be
Western Asset Core Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2025, the total notional value of all credit default swaps to sell protection was $142,186,748. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended December 31, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a

Western Asset Core Bond Fund 2025 Annual Report

specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these
Western Asset Core Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

Western Asset Core Bond Fund 2025 Annual Report

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the
Western Asset Core Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(l) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(m) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar

Western Asset Core Bond Fund 2025 Annual Report

can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and
Western Asset Core Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2025, the Fund held OTC written options with credit related contingent features which had a liability position of $625,197. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(q) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(r) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.

Western Asset Core Bond Fund 2025 Annual Report

(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(56,542,102)	$56,542,102
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares and true-up adjustments from prior year financial statement to tax return.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that FTFA receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 0.82%, 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.
Western Asset Core Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2025, fees waived and/or expenses reimbursed amounted to $548,662, which included an affiliated money market fund waiver of $44,118.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2026	$39,634	$1,864	$112	$4,121	$1,435	$8,201,992	$174,971
Expires December 31, 2027	96,657	4,344	118	4,614	2,350	236,354	160,107
Total fee waivers/ expense reimbursements subject to recapture	$136,291	$6,208	$230	$8,735	$3,785	$8,438,346	$335,078
For the year ended December 31, 2025, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class I
FTFA recaptured	$405,350
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed

Western Asset Core Bond Fund 2025 Annual Report

percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $39,170 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended December 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$10,369	—
CDSCs	25,263	$1,802
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$185,754,545	$2,121,044,071
Sales	1,085,929,776	2,788,000,143
At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,014,169,551	$17,933,410	$(91,562,935)	$(73,629,525)
Written options	(1,266,754)	641,557	—	641,557
Futures contracts	—	—	(92,139)	(92,139)
Swap contracts	3,524,988	1,298,959	(148,011)	1,150,948
Western Asset Core Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$1,320,532	—	$1,320,532
OTC swap contracts[3]	—	$18,795	18,795
Centrally cleared swap contracts[4]	1,190,669	96,683	1,287,352
Total	$2,511,201	$115,478	$2,626,679

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$625,197
Futures contracts[5]	92,139
Centrally cleared swap contracts[4]	148,011
Total	$865,347

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

[5]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Western Asset Core Bond Fund 2025 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(117,583)	—	$(117,583)
Futures contracts	12,793,076	—	12,793,076
Written options	(78,350)	—	(78,350)
Swap contracts	(3,987,634)	$758,877	(3,228,757)
Total	$8,609,509	$758,877	$9,368,386

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(1,218,042)	—	$(1,218,042)
Futures contracts	5,539,761	—	5,539,761
Written options	641,557	—	641,557
Swap contracts	(2,346,204)	$260,219	(2,085,985)
Total	$2,617,072	$260,219	$2,877,291

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the year ended December 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$1,347,506
Written options	327,388
Futures contracts (to buy)	680,185,148
Futures contracts (to sell)	4,852,936
Average Notional Balance**
Interest rate swap contracts	$469,329,154
Credit default swap contracts (sell protection)	230,316,296

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
Western Asset Core Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$18,795	—	$18,795	—	$18,795
Goldman Sachs Group Inc.	888,282	$(625,197)	263,085	—	263,085

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,159,461	$595,506
Class C	204,206	20,558
Class C1	56	140
Class FI	54,220	24,287
Class R	55,234	22,094
Class I	—	(64,793)
Class IS	—	13,234
Total	$1,473,177	$611,026
For the year ended December 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$105,000
Class C	4,705
Class C1	118
Class FI	4,994
Class R	2,549
Class I	257,388

Western Asset Core Bond Fund 2025 Annual Report

Waivers/Expense Reimbursements
Class IS	$173,908
Total	$548,662
6. Distributions to shareholders by class

	Year Ended December 31, 2025	Year Ended December 31, 2024
Net Investment Income:
Class A	$17,634,386	$26,247,207
Class C	627,614	1,018,752
Class C1	254	747
Class FI	834,660	2,557,034
Class R	385,426	880,213
Class I	46,494,068	325,404,939
Class IS	29,002,283	103,051,191
Total	$94,978,691	$459,160,083
7. Capital shares
At December 31, 2025, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,364,992	$67,271,354	15,476,148	$163,884,433
Shares issued on reinvestment	1,416,952	15,032,910	1,897,026	20,053,856
Shares repurchased	(24,072,700)	(253,503,988)	(22,335,706)	(236,661,017)
Net decrease	(16,290,756)	$(171,199,724)	(4,962,532)	$(52,722,728)
Class C
Shares sold	166,167	$1,766,041	426,941	$4,550,428
Shares issued on reinvestment	51,563	547,182	80,797	854,334
Shares repurchased	(931,089)	(9,840,557)	(1,310,076)	(13,872,445)
Net decrease	(713,359)	$(7,527,334)	(802,338)	$(8,467,683)
Class C1
Shares sold	11	$116	14	$182
Shares issued on reinvestment	24	254	68	719
Shares repurchased	(36)	(379)	(14,516)	(154,101)
Net decrease	(1)	$(9)	(14,434)	$(153,200)
Western Asset Core Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class FI
Shares sold	181,676	$1,928,840	1,092,566	$11,605,990
Shares issued on reinvestment	74,401	789,713	233,974	2,477,341
Shares repurchased	(874,406)	(9,221,990)	(7,165,657)	(75,735,883)
Net decrease	(618,329)	$(6,503,437)	(5,839,117)	$(61,652,552)
Class R
Shares sold	247,969	$2,601,571	624,012	$6,618,938
Shares issued on reinvestment	35,493	376,790	82,019	868,194
Shares repurchased	(638,409)	(6,734,481)	(1,675,887)	(17,671,123)
Net decrease	(354,947)	$(3,756,120)	(969,856)	$(10,183,991)
Class I
Shares sold	12,920,625	$136,756,017	239,561,880	$2,523,989,569
Shares issued on reinvestment	3,859,339	40,929,212	28,355,943	299,719,487
Shares repurchased	(84,967,723)	(893,418,620)	(1,045,180,771)	(11,182,819,455)
Net decrease	(68,187,759)	$(715,733,391)	(777,262,948)	$(8,359,110,399)
Class IS
Shares sold	9,441,549	$99,913,474	49,737,099	$525,149,251
Shares issued on reinvestment	2,078,072	22,054,515	7,772,467	82,292,822
Shares repurchased	(75,554,137)	(793,820,186)	(287,786,177)	(3,074,117,863)
Net decrease	(64,034,516)	$(671,852,197)	(230,276,611)	$(2,466,675,790)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2025. The following transactions were effected in such company for the year ended December 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$187,820,572	$935,610,700	935,610,700	$1,117,860,460	1,117,860,460

Western Asset Core Bond Fund 2025 Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,822,053	—	$5,570,812
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2025.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$94,978,691	$459,160,083
As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$40,741,514
Deferred capital losses*	(3,503,301,735)
Other book/tax temporary differences(a)	(298,644)
Unrealized appreciation (depreciation)(b)	(71,927,731)
Total distributable earnings (loss) — net	$(3,534,786,596)
Western Asset Core Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures and options contracts.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Core Bond Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Core Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Core Bond Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements’’). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Core Bond Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$76,457,470
Section 163(j) Interest Earned	§163(j)	$92,078,348
Interest Earned from Federal Obligations	Note (1)	$13,042,784
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Core Bond Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Core Bond Fund

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Western Asset
Core Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Core Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Core Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90047-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 26, 2026